Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of all inter-company balances and transactions
Name of the entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc. (“RETO”)	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	WFOE,100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”)	Gu’an, China	100%
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”)	Changjiang, China	100%
Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”)	Beijing, China	100%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”)	Langfang, China	100%
Hainan REIT Construction Project Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT Xinyi New Materials Co., Ltd. (“REIT Xinyi”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Technology Development (America), Inc. (“REIT US”)	California, U.S.A	100%
REIT Q GREEN Machines Private Limited (“REIT India”)	India	51%
Xinyi REIT Ecological Technology Co, Ltd (“REIT Ecological”)	Xinyi, China	100%
Horgos Ta-REIT Environment Technology Co., Ltd., (“Horgos Ta-REIT”)	Horgos, China	100%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”)	Yancheng, China	100%
Lingqiu REIT Dongtian Ecological Technology Co., Ltd. (“REIT Lingqiu”)	Datong, China	51%

Schedule of currency exchange rates that were used in creating the consolidated financial statements
December 31, 2018	December 31, 2017	December 31, 2016

Year-end spot rate	US$1=RMB 6.8755	US$1=RMB 6.5062	US$1= RMB 6.9448

Average rate	US$1=RMB 6.6090	US$1=RMB 6.7568	US$1= RMB 6.6441

Schedule of estimated useful lives of the assets
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives
Items	Useful life
Land use rights	45-49 years
Software	10 years